              Filed with the Securities and Exchange Commission on
                                February 18, 2000

                                                    1933 Act File No. __________

                                                    1940 Act File No. 811-______

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                        /X/

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /X/

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                  PO BOX 1713, BOSTON, MASSACHUSETTS 02105-1713
                    (Address of Principal Executive Offices)
                                 (617) 662-3968
                         (Registrant's Telephone Number)

                                                           Copy to:

           Julie Tedesco                              Timothy W. Diggins
            PO Box 1713                                  Ropes & Gray
   Boston, Massachusetts 02105-1713                One International Place
(Name and Address of Agent for Service)         Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):
/ / Immediately upon filing pursuant to            / /  On (date) pursuant to
    paragraph (b)                                       paragraph (b)

/ / 60 days after filing pursuant to paragraph     / /  On (date) pursuant to
    (a)(1)                                              paragraph (a)(1)

/ / 75 days after filing pursuant to paragraph     / /  On (date) pursuant to
    (a)(2)                                              paragraph (a)(2) of Rule
                                                        485.

If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

                   State Street Institutional Investment Trust

                  PO Box 1713, Boston, Massachusetts 02105-1713

                                 (617) 662-3968




                       STATE STREET EQUITY 500 INDEX FUND
                                 CLASS A SHARES

                         Prospectus Dated March __, 2000




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INTRODUCTION

     The State Street Equity 500 Index Fund (the "Fund") is a mutual fund that seeks to provide an investment return matching, as closely as possible before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund is a series of the State Street Institutional Investment Trust ("the Trust"), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. State Street Bank and Trust Company, acting through its division, State Street Global Advisors (the "Adviser"), is the investment adviser to the Fund and to the portfolio in which it invests.

RISK/RETURN SUMMARY

     INVESTMENT OBJECTIVE. The Fund's investment objective is to match as closely as possible, before expenses, the performance of the S&P 500 Index. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of State Street Master Trust that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and policies of the Fund below, you should assume that the investment objective and policies of the Portfolio are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio). There is no assurance that the Fund will achieve its investment objective.

     PRINCIPAL INVESTMENT STRATEGIES. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to match, before expenses, the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index. (1.00 would represent perfect correlation.)

     The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed form the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

     In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

PRINCIPAL RISKS.

- Stock values could decline generally or could underperform other investments.

- Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller companies.

- The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to replicate the performance of the Index may not correlate precisely with the return on the Index.

The Fund's shares will change in value, and YOU COULD LOSE MONEY BY INVESTING IN THE FUND. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the federal deposit insurance corporation or any other government agency.

PERFORMANCE INFORMATION.

     Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in a Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


         Management Fees(1)                          0.045%
                                                     ------

         Distribution (12b-1) Fees                   0.15%
                                                     ------

         Other Expenses                              0.05%
                                                     ------

         Total Annual Fund Operating Expenses        0.245%
                                                     ------


EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 year                             3 years

                  $25                                $79


OTHER INVESTMENT CONSIDERATIONS AND RISKS

     THE S&P 500 INDEX. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the "NYSE"). Stocks in the S&P 500 Index are weighted according to their market capitalizations (i.e., the number of shares outstanding multiplied by the stock's current price). The composition of the S&P 500 Index is determined by Standard & Poor's and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. "Standard & Poor's-Registered Trademark-," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or


---------------------------
(1) This fee reperesents the advisory fee paid by the corresponding Portfolio of the State Street Master Trust.

promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

     INDEX FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may buy and sell futures contracts on the Index and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the Index.

     OTHER DERIVATIVE TRANSACTIONS. The Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund's ability to realize any investment return on such transactions may be dependent on the counterparty's ability or willingness to meet its obligations.

     REPURCHASE AGREEMENTS AND SECURITIES LOANS. The Fund may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. Under a securities loan, the Fund lends portfolio securities. The Fund will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     CHANGES IN POLICIES. The Trust's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval.

MANAGEMENT AND ORGANIZATION

     THE FUND AND THE PORTFOLIO. State Street Institutional Investment Trust is an open-end management investment company. It was organized as a business trust under the laws of The Commonwealth of Massachusetts on February ___, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of the State Street Master Trust. State Street, through its State Street Global Advisors division, has served as investment adviser to the Portfolio since its inception.

     The Trustees of the Fund are responsible for generally overseeing the investments of the Fund's shares. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Trustees may determine, furnish a continuing investment program for the Fund and makes investment decisions on its behalf.

     The Equity 500 Index Fund offers both Class A and Class B shares. Only the Class A shares of the Fund are discussed in this prospectus.

     THE ADVISER. The Fund has entered into an investment advisory agreement with State Street pursuant to which the Adviser would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. State Street does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company.

     The Adviser places all orders for purchases and sales of the Fund's (or the underlying Portfolio's) investments. In selecting broker dealers, the Adviser may consider research and brokerage services furnished to it and its affiliates. Affiliates of the Adviser may receive brokerage commissions from the Fund or Portfolio in accordance with procedures adopted by the Trustees under the 1940 Act, which require periodic review of these transactions.

     As of December 31, 1999, the Adviser managed approximately $672 billion in assets. The Adviser's principal address is Two International Place, Boston, Massachusetts 02110.

     THE ADMINISTRATOR, CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT. State Street is the Administrator for the Fund and the Custodian for the Fund's assets, and serves as the Transfer Agent to the Fund. As compensation for its services as Administrator (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives an administrative fee at an annual rate of 0.05% of average daily net assets of the Fund.

     THE LENDING AGENT. State Street may serve as the lending agent for the Trust. In such capacity, it would cause the delivery of loaned securities from the Fund to borrowers, arrange for the return of loaned securities to the Fund at the termination of loans, request deposit of collateral, monitor daily the value of the loaned securities and collateral, request that borrowers add to the collateral when required by the loan agreements, and provide recordkeeping and accounting services necessary for the operation of the program. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned. (At any time when the Fund invests in the Portfolio, the Fund would not likely engage directly in securities lending activities; State Street may serve as lending agent for the Portfolio on the same terms.)

SHAREHOLDER INFORMATION

     DETERMINATION OF NET ASSET VALUE. The Fund's net asset value is calculated on each day the New York Stock Exchange (the "NYSE") is open as of the close of trading on the NYSE. The net asset value is based on the market value of the securities held in the Fund. The net asset value per share is calculated by dividing the value of the net asset value of the Fund by the number of shares outstanding. If quotations are not readily available, the portfolio securities will be valued by methods approved by the Trustees intended to reflect fair value.

     PURCHASING SHARES. Investors pay no sales load to invest in this Fund. The price for Fund shares is the net asset value per share. Orders will be priced at the net asset value next calculated after the order is accepted by the Fund.

     There is no minimum initial investment in the Fund, although the Trustees may impose a minimum initial investment amount at any time. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve Bank) or securities acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

     REDEEMING SHARES. An investor may withdraw all or any portion of its investment at the net asset value next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities ("in-kind") at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) At the request of an investor, the Fund will normally redeem in-kind to the investor. The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

DISTRIBUTION/SERVICING (12b-1) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's Class A shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average net assets) of up to 0.15%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     Dividends and capital gains of the Fund will be declared and paid annually.

     For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions from gains from investments that the Fund owned for more than one year will be taxable as capital gains (generally at a 20% rate for noncorporate shareholders). Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares.

     Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

           For more information about STATE STREET EQUITY 500
INDEX FUND:

     The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling the Fund toll free at (---) -----------.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov; copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.




STATE STREET GLOBAL ADVISORS
TWO INTERNATIONAL PLACE
BOSTON, MASSACHUSETTS  02109
1-___-___-________

                   State Street Institutional Investment Trust

                  PO Box 1713, Boston, Massachusetts 02105-1713

                                 (617) 662-3968








                       STATE STREET EQUITY 500 INDEX FUND
                                 CLASS B SHARES

                         Prospectus Dated March __, 2000








The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INTRODUCTION

     The State Street Equity 500 Index Fund (the "Fund") is a mutual fund that seeks to provide an investment return matching, as closely as possible before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts. State Street Bank and Trust Company, acting through its division, State Street Global Advisors (the "Adviser"), is the investment adviser to the Fund and to the portfolio in which it invests.

RISK/RETURN SUMMARY

     INVESTMENT OBJECTIVE. The Fund's investment objective is to match as closely as possible, before expenses, the performance of the S&P 500 Index. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of State Street Master Trust that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and policies of the Fund below, you should assume that the investment objective and policies of the Portfolio are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio). There is no assurance that the Fund will achieve its investment objective.

     PRINCIPAL INVESTMENT STRATEGIES. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to match, before expenses, the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index. (1.00 would represent perfect correlation.)

     The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed form the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

     In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

PRINCIPAL RISKS.

- Stock values could decline generally or could underperform other investments.

- Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller companies.

- The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to replicate the performance of the Index may not correlate precisely with the return on the Index.

The Fund's shares will change in value, and YOU COULD LOSE MONEY BY INVESTING IN THE FUND. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the federal deposit insurance corporation or any other government agency.

PERFORMANCE INFORMATION.

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in a Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management Fees(1)                          0.045%
                                                 ------

     Distribution (12b-1) Fees                   0.25%
                                                 -----

     Other Expenses                              0.05%
                                                 -----

     Total Annual Fund Operating Expenses        0.345%
                                                 ------

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 year                             3 years

          $35                                 $111

OTHER INVESTMENT CONSIDERATIONS AND RISKS

     THE S&P 500 INDEX. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the "NYSE"). Stocks in the S&P 500 Index are weighted according to their market capitalizations (i.e., the number of shares outstanding multiplied by the stock's current price). The composition of the S&P 500 Index is determined by Standard & Poor's and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. "Standard & Poor's-Registered Trademark-," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

     INDEX FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may buy and sell futures contracts on the Index and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the Index.

     OTHER DERIVATIVE TRANSACTIONS. The Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund's ability to realize any investment return on such transactions may be dependent on the counterparty's ability or willingness to meet its obligations.

     REPURCHASE AGREEMENTS AND SECURITIES LOANS. The Fund may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. Under a securities loan, the Fund lends portfolio securities. The Fund will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     CHANGES IN POLICIES. The Trust's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval.

MANAGEMENT AND ORGANIZATION

     THE FUND AND THE PORTFOLIO. State Street Institutional Investment Trust is an open-end management investment company. It was organized as a business trust under the laws of The Commonwealth of Massachusetts on February ___, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of the State Street Master Trust. State Street, through its State Street Global Advisors division, has served as investment adviser to the Portfolio since its inception.

     The Trustees of the Fund are responsible for generally overseeing the investments of the Fund's shares. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Trustees may determine, furnish a continuing investment program for the Fund and makes investment decisions on its behalf.

     The Equity 500 Index Fund offers both Class A and Class B shares. Only the Class B shares of the Fund are discussed in this prospectus.

     THE ADVISER. The Fund has entered into an investment advisory agreement with State Street pursuant to which the Adviser would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. State Street does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company.

     The Adviser places all orders for purchases and sales of the Fund's (or the underlying Portfolio's) investments. In selecting broker dealers, the Adviser may consider research and brokerage services furnished to it and its affiliates. Affiliates of the Adviser may receive brokerage commissions from the Fund or Portfolio in accordance with procedures adopted by the Trustees under the 1940 Act, which require periodic review of these transactions.

     As of December 31, 1999, the Adviser managed approximately $672 billion in assets. The Adviser's principal address is Two International Place, Boston, Massachusetts 02110.

     THE ADMINISTRATOR, CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT. State Street is the Administrator for the Fund and the Custodian for the Fund's assets, and serves as the Transfer Agent to the Fund. As compensation for its services as Administrator (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives an administrative fee at an annual rate of 0.05% of average daily net assets of the Fund.

     THE LENDING AGENT. State Street may serve as the lending agent for the Trust. In such capacity, it would cause the delivery of loaned securities from the Fund to borrowers, arrange for the return of loaned securities to the Fund at the termination of loans, request deposit of collateral, monitor daily the value of the loaned securities and collateral, request that borrowers add to the collateral when required by the loan agreements, and provide recordkeeping and accounting services necessary for the operation of the program. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned. (At any time when the Fund invests in the Portfolio, the Fund would not likely engage directly in securities lending activities; State Street may serve as lending agent for the Portfolio on the same terms.)

SHAREHOLDER INFORMATION

     DETERMINATION OF NET ASSET VALUE. The Fund's net asset value is calculated on each day the New York Stock Exchange (the "NYSE") is open as of the close of trading on the NYSE. The net asset value is based on the market value of the securities held in the Fund. The net asset value per share is calculated by dividing the value of the net asset value of the Fund by the number of shares outstanding. If quotations are not readily available, the portfolio securities will be valued by methods approved by the Trustees intended to reflect fair value.

     PURCHASING SHARES. Investors pay no sales load to invest in this Fund. The price for Fund shares is the net asset value per share. Orders will be priced at the net asset value next calculated after the order is accepted by the Fund.

     There is no minimum initial investment in the Fund, although the Trustees may impose a minimum initial investment amount at any time. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve
Bank) or securities acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

     REDEEMING SHARES. An investor may withdraw all or any portion of its investment at the net asset value next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities ("in-kind") at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) At the request of an investor, the Fund will normally redeem in-kind to the investor. The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

DISTRIBUTION/SERVICING (12b-1) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's Class B shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average net assets) of up to 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     Dividends and capital gains will be declared and paid annually.

     For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions from gains from investments that the Fund owned for more than one year will be taxable as capital gains (generally at a 20% rate for noncorporate shareholders). Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares.

     Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

     For more information about STATE STREET EQUITY 500 INDEX FUND

     The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling the Fund toll free at (--- )
-----------.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov; copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.






STATE STREET GLOBAL ADVISORS
TWO INTERNATIONAL PLACE
BOSTON, MASSACHUSETTS  02109
1-___-___-________

                   State Street Institutional Investment Trust

                  PO Box 1713, Boston, Massachusetts 02105-1713

                                 (617) 662-3968








                       STATE STREET EQUITY 400 INDEX FUND



                         Prospectus Dated March __, 2000








The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INTRODUCTION

     The State Street Equity 400 Index Fund (the "Fund") is a mutual fund that seeks to provide an investment return matching, as closely as possible before expenses, the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index (the "S&P 400 Index"). The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. State Street Bank and Trust Company, acting through its division, State Street Global Advisors (the "Adviser"), is the investment adviser to the Fund and to the portfolio in which it invests.

RISK/RETURN SUMMARY

     INVESTMENT OBJECTIVE. The Fund's investment objective is to match as closely as possible, before expenses, the performance of the S&P 400 Index. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of State Street Master Trust that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and policies of the Fund below, you should assume that the investment objective and policies of the Portfolio are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio). There is no assurance that the Fund will achieve its investment objective.

     PRINCIPAL INVESTMENT STRATEGIES. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to match, before expenses, the performance of the S&P 400 Index. The S&P 400 Index is a well-known stock market index that includes common stocks of 400 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index. (1.00 would represent perfect correlation.)

     The Fund intends to invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 400 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed form the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

     In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

PRINCIPAL RISKS.

- Stock values could decline generally or could underperform other investments.

- Returns on investments in mid-cap stocks could be more volatile than, or trail the returns on, investments in larger or smaller cap U.S. stocks.

- Mid-cap companies may be more likely than large-cap companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.

- The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to replicate the performance of the Index may not correlate precisely with the return on the Index.

The Fund's shares will change in value, and YOU COULD LOSE MONEY BY INVESTING IN THE FUND. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the federal deposit insurance corporation or any other government agency.

PERFORMANCE INFORMATION.

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in a Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management Fees(1)                          0.08%
                                                 -----

     Distribution (12b-1) Fees                   0.25%
                                                 -----

     Other Expenses                              0.10%
                                                 -----

     Total Annual Fund Operating Expenses        0.43%
                                                 -----

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 year                             3 years
          $44                                $138

OTHER INVESTMENT CONSIDERATIONS AND RISKS

     THE S&P 400 INDEX. The S&P 400 Index is a well-known stock market index that includes common stocks of 400 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the "NYSE"). Stocks in the S&P 400 Index are weighted according to their market capitalizations (i.e., the number of shares outstanding multiplied by the stock's current price). The composition of the S&P 400 Index is determined by Standard & Poor's and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time. "Standard & Poor's-Registered Trademark-," "S&P," "S&P 5 400," "Standard & Poor's 400" and "400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

     INDEX FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may buy and sell futures contracts on the Index and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified

--------------------
(1) This fee represents the advisory fee paid by the corresponding Portfolio of the State Street Master Trust.

future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the Index.

     OTHER DERIVATIVE TRANSACTIONS. The Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund's ability to realize any investment return on such transactions may be dependent on the counterparty's ability or willingness to meet its obligations.

     REPURCHASE AGREEMENTS AND SECURITIES LOANS. The Fund may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. Under a securities loan, the Fund lends portfolio securities. The Fund will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     CHANGES IN POLICIES. The Trust's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval.

MANAGEMENT AND ORGANIZATION

     THE FUND AND THE PORTFOLIO. State Street Institutional Investment Trust is an open-end management investment company. It was organized as a business trust under the laws of The Commonwealth of Massachusetts on February ___, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of the State Street Master Trust. State Street, through its State Street Global Advisors division, has served as investment adviser to the Portfolio since its inception.

     The Trustees of the Fund are responsible for generally overseeing the investments of the Fund's shares. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Trustees may determine, furnish a continuing investment program for the Fund and makes investment decisions on its behalf.

     THE ADVISER. The Fund has entered into an investment advisory agreement with State Street pursuant to which the Adviser would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. State Street does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company.

     The Adviser places all orders for purchases and sales of the Fund's (or the underlying Portfolio's) investments. In selecting broker dealers, the Adviser may consider research and brokerage services furnished to it and its affiliates. Affiliates of the Adviser may receive brokerage commissions from the Fund or Portfolio in accordance with procedures adopted by the Trustees under the 1940 Act, which require periodic review of these transactions.

     As of December 31, 1999, the Adviser managed approximately $672 billion in assets. The Adviser's principal address is Two International Place, Boston, Massachusetts 02110.

     THE ADMINISTRATOR, CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT. State Street is the Administrator for the Fund and the Custodian for the Fund's assets, and serves as the Transfer Agent to the Fund. As compensation for its services as Administrator (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives an administrative fee at an annual rate of 0.10% of average daily net assets of the Fund.

     THE LENDING AGENT. State Street may serve as the lending agent for the Trust. In such capacity, it would cause the delivery of loaned securities from the Fund to borrowers, arrange for the return of loaned securities to the Fund at the termination of loans, request deposit of collateral, monitor daily the value of the loaned securities and collateral, request that borrowers add to the collateral when required by the loan agreements, and provide recordkeeping and accounting services necessary for the operation of the program. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned. (At any time when the Fund invests in the Portfolio, the Fund would not likely engage directly in securities lending activities; State Street may serve as lending agent for the Portfolio on the same terms.)

SHAREHOLDER INFORMATION

     DETERMINATION OF NET ASSET VALUE. The Fund's net asset value is calculated on each day the New York Stock Exchange (the "NYSE") is open as of the close of trading on the NYSE. The net asset value is based on the market value of the securities held in the Fund. The net asset value per share is calculated by dividing the value of the net asset value of the Fund by the number of shares outstanding. If quotations are not readily available, the portfolio securities will be valued by methods approved by the Trustees intended to reflect fair value.

     PURCHASING SHARES. Investors pay no sales load to invest in this Fund. The price for Fund shares is the net asset value per share. Orders will be priced at the net asset value next calculated after the order is accepted by the Fund.

     There is no minimum initial investment in the Fund, although the Trustees may impose a minimum initial investment amount at any time. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve
Bank) or securities acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

     REDEEMING SHARES. An investor may withdraw all or any portion of its investment at the net asset value next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities ("in-kind") at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) At the request of an investor, the Fund will normally redeem in-kind to the investor. The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

DISTRIBUTION/SERVICING (12b-1) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average net assets) of up to 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     Dividends and capital gains of the Fund will be declared and paid annually.

     For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions from gains from investments that the Fund owned for more than one year will be taxable as capital gains (generally at a 20% rate for noncorporate shareholders). Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares.

     Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

     For more information about STATE STREET EQUITY 400 INDEX FUND:

     The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders after the Fund has been in existence for a calendar year. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling the Fund toll free at (--- )
-----------.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov; copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.






STATE STREET GLOBAL ADVISORS
TWO INTERNATIONAL PLACE
BOSTON, MASSACHUSETTS  02109
1-___-___-________

                   State Street Institutional Investment Trust

                  PO Box 1713, Boston, Massachusetts 02105-1713

                                 (617) 662-3968








                       STATE STREET EQUITY 2000 INDEX FUND



                         Prospectus Dated March __, 2000








The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INTRODUCTION

     The State Street Equity 2000 Index Fund (the "Fund") is a mutual fund that seets to provide an investment return matching, as closely as possible before expenses, the performance of the Russell 2000 Index. The Fund is a series of the State Street Institutional Investment Trust, which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. State Street Bank and Trust Company, acting through its division, State Street Global Advisors (the "Adviser"), is the investment adviser to the Fund and to the portfolio in which it invests.

RISK/RETURN SUMMARY

     INVESTMENT OBJECTIVE. The Fund's investment objective is to match as closely as possible, before expenses, the performance of the Russell 2000 Index. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of State Street Master Trust that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and policies of the Fund below, you should assume that the investment objective and policies of the Portfolio are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio). There is no assurance that the Fund will achieve its investment objective.

     PRINCIPAL INVESTMENT STRATEGIES. The Fund uses a management strategy designed to track the performance of the Russell 2000 Index. The Russell 2000 Index is one of the most widely accepted benchmarks of U.S. small capitalization stock market total return. It includes the 2,000 smallest capitalization stocks of the 3,000 largest capitalization U.S. stocks.

     The Fund, using an "indexing" investment approach, attempts to match, before expenses, the performance of the Russell 2000 Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index. (1.00 would represent perfect correlation.)

     The Fund may invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

     In addition, the Fund may at times purchase or sell futures contracts on the Index, or on U.S. securities, or options on those futures, in lieu of investment directly in debt securities. The Fund might do so, for example, in order to increase its investment exposure pending investment in debt securities. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

PRINCIPAL RISKS.

- Stock values could decline generally or could underperform other investments.

- Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

- Small companies may be more likely than mid-cap and large-cap companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.

- The Fund's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to match the performance of the Index may not correlate precisely with the return on the Index.

The Fund's shares will change in value, and YOU COULD LOSE MONEY BY INVESTING IN THE FUND. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the federal deposit insurance corporation or any other government agency.

PERFORMANCE INFORMATION.

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in a Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management Fees(1)                          0.10%
                                                 -----

     Distribution (12b-1) Fees                   0.25%
                                                 -----

     Other Expenses                              0.10%
                                                 -----

     Total Annual Fund Operating Expenses        0.45%
                                                 -----

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 year                             3 years
          $46                                $145

OTHER INVESTMENT CONSIDERATIONS AND RISKS

     THE RUSSELL 2000 INDEX. The Russell 2000 Index is composed of 2000 common stocks, which are chosen by Frank Russell Company ("Russell"), based upon market capitalization. Each year on May 31st, Russell ranks the 3,000 largest U.S. stocks by market capitalization in order to create the Russell 3000 Index, which represents approximately 98% of the total U.S. equity market. After the initial list of 3,000 eligible stocks is determined, the shares outstanding for each company are adjusted for corporate cross-ownership and large private holdings. The Russell 2000 Index is a subset of the Russell 3000 Index, representing the smallest 2000 stocks of the Russell 3000 Index. The purpose of the Russell 2000 Index is to provide a comprehensive representation of the investable U.S. small-capitalization equity market. The inclusion of a stock in the Russell 2000 Index in no way implies that Russell believes the stock to be an attractive investment, nor is Russell a sponsor or in any way affiliated with the Fund. The 2000 securities, most of which trade on the New York Stock Exchange and NASDAQ, represent approximately 8% of the market value of all U.S. common stocks. Russell indices only include common stocks domiciled in the United States and its territories.

     INDEX FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may buy and sell futures contracts on the Index and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the Index.

     OTHER DERIVATIVE TRANSACTIONS. The Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund's ability to realize any investment return on such transactions may be dependent on the counterparty's ability or willingness to meet its obligations.

     REITs. The Fund may invest in real estate investment trusts, known as "REITs." REITs involve certain special risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act. Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more volatility than other investments.

     REPURCHASE AGREEMENTS AND SECURITIES LOANS. The Fund may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. Under a securities loan, the Fund lends portfolio securities. The Fund will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     CHANGES IN POLICIES. The Trust's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval.

MANAGEMENT AND ORGANIZATION

     THE FUND AND THE PORTFOLIO. State Street Institutional Investment Trust is an open-end management investment company. It was organized as a business trust under the laws of The Commonwealth of Massachusetts on February ___, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of the State Street Master Trust. State Street, through its State Street Global Advisors division, has served as investment adviser to the Portfolio since its inception.

     The Trustees of the Fund are responsible for generally overseeing the investments of the Fund's shares. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Trustees may determine, furnish a continuing investment program for the Fund and makes investment decisions on its behalf.

     THE ADVISER. The Fund has entered into an investment advisory agreement with State Street pursuant to which the Adviser would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. State Street does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company.

     The Adviser places all orders for purchases and sales of the Fund's (or the underlying Portfolio's) investments. In selecting broker dealers, the Adviser may consider research and brokerage services furnished to it and its affiliates. Affiliates of the Adviser may receive brokerage commissions from the Fund or Portfolio in accordance with procedures adopted by the Trustees under the 1940 Act, which require periodic review of these transactions.

     As of December 31, 1999, the Adviser managed approximately $672 billion in assets. The Adviser's principal address is Two International Place, Boston, Massachusetts 02110.

     THE ADMINISTRATOR, CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT. State Street is the Administrator for the Fund and the Custodian for the Fund's assets, and serves as the Transfer Agent to the Fund. As compensation for its services as Administrator (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives an administrative fee at an annual rate of 0.10% of average daily net assets of the Fund.

     THE LENDING AGENT. State Street may serve as the lending agent for the Trust. In such capacity, it would cause the delivery of loaned securities from the Fund to borrowers, arrange for the return of loaned securities to the Fund at the termination of loans, request deposit of collateral, monitor daily the value of the loaned securities and collateral, request that borrowers add to the collateral when required by the loan agreements, and provide recordkeeping and accounting services necessary for the operation of the program. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned. (At any time when the Fund invests in the Portfolio, the Fund would not likely engage directly in securities lending activities; State Street may serve as lending agent for the Portfolio on the same terms.)

SHAREHOLDER INFORMATION

     DETERMINATION OF NET ASSET VALUE. The Fund's net asset value is calculated on each day the New York Stock Exchange (the "NYSE") is open as of the close of trading on the NYSE. The net asset value is based on the market value of the securities held in the Fund. The net asset value per share is calculated by dividing the value of the net asset value of the Fund by the number of shares outstanding. If quotations are not readily available, the portfolio securities will be valued by methods approved by the Trustees intended to reflect fair value.

     PURCHASING SHARES. Investors pay no sales load to invest in this Fund. The price for Fund shares is the net asset value per share. Orders will be priced at the net asset value next calculated after the order is accepted by the Fund.

     There is no minimum initial investment in the Fund, although the Trustees may impose a minimum initial investment amount at any time. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve
Bank) or securities acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

     REDEEMING SHARES. An investor may withdraw all or any portion of its investment at the net asset value next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities ("in-kind") at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) At the request of an investor, the Fund will normally redeem in-kind to the investor. Investments in the Fund may not be transferred. The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

DISTRIBUTION/SERVICING (12b-1) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average net assets) of up to 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     Dividends and capital gains of the Fund will be declared and paid annually.

     For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions from gains from investments that the Fund owned for more than one year will be taxable as capital gains (generally at a 20% rate for noncorporate shareholders). Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares.

     Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

     For more information about STATE STREET EQUITY 2000 INDEX FUND:

     The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders after the Fund has been in existence for a calendar year. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling the Fund toll free at (--- )
-----------.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov; copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.






STATE STREET GLOBAL ADVISORS
TWO INTERNATIONAL PLACE
BOSTON, MASSACHUSETTS  02109
1-___-___-________

                   State Street Institutional Investment Trust

                  PO Box 1713, Boston, Massachusetts 02105-1713

                                 (617) 662-3968








  STATE STREET MSCI-Registered Trademark- EAFE-Registered Trademark- INDEX FUND



                         Prospectus Dated March __, 2000








The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INTRODUCTION

     The State Street MSCI-Registered Trademark- EAFE-Registered Trademark-Index Fund (the "Fund") is a mutual fund that seeks to provide an investment return matching, as closely as possible before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI-Registered Trademark- EAFE-Registered Trademark- Index"). The Fund is a series of the State Street Institutional Investment Trust (the "Trust"), which is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts. State Street Bank and Trust Company, acting through its division, State Street Global Advisors (the "Adviser"), is the investment adviser to the Fund and to the portfolio in which it invests.

RISK/RETURN SUMMARY

     INVESTMENT OBJECTIVE. The Fund's investment objective is to match as closely as possible, before expenses, the performance of the MSCI-Registered Trademark- EAFE-Registered Trademark- Index. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of State Street Master Trust that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and policies of the Fund below, you should assume that the investment objective and policies of the Portfolio are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio). There is no assurance that the Fund will achieve its investment objective.

     PRINCIPAL INVESTMENT STRATEGIES. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the MSCI-Registered Trademark- EAFE-Registered Trademark- Index. The MSCI-Registered Trademark- EAFE-Registered Trademark- Index is a well-known international stock market index that includes over 1,000 securities listed on the stock exchanges of 20 developed market countries (but not the United States). The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index. (1.00 would represent perfect correlation.)

     The Fund may invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

         In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

PRINCIPAL RISKS.

- Stock values could decline generally or could underperform other investments.

- Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

- Foreign investments are subject to a variety of risks not associated with investing in the United States, including currency fluctuations, economic or financial instability, lack of timely or reliable information, and unfavorable political or legal developments.

- The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Adviser, or futures or other derivative positions taken by the Adviser, to replicate the performance of the Index may not correlate precisely with the return on the Index.

The Fund's shares will change in value, and YOU COULD LOSE MONEY BY INVESTING IN THE FUND. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the federal deposit insurance corporation or any other government agency.

PERFORMANCE INFORMATION.

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in a Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management Fees(1)                          0.15%
                                                 -----

     Distribution (12b-1) Fees                   0.25%
                                                 -----

     Other Expenses                              0.10%
                                                 -----

     Total Annual Fund Operating Expenses        0.50%
                                                 -----

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 year                             3 years
          $51                                $161

OTHER INVESTMENT CONSIDERATIONS AND RISKS

     THE MSCI-Registered Trademark- EAFE-Registered Trademark- INDEX. The MSCI-Registered Trademark- EAFE-Registered Trademark- Index is an arithmetic, market value-weighted average of the performance of over 1,000 securities listed on the stock exchanges of the countries determined by MSCI-Registered Trademark-to be "developed." Although the list of developed markets may change over time, at the date of this prospectus, these included: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The designation of a market as "developed", by MSCI-Registered Trademark-, arises from several factors, the most common of which is minimum gross domestic product per capita. The MSCI-Registered Trademark- EAFE-Registered Trademark- Index is structured to represent the opportunities available to an international investor in developed markets. MSCI-Registered Trademark- targets 60% of the available market capitalization of each country for inclusion in the Index. Securities selected by MSCI-Registered Trademark- for inclusion in the Index must have acceptable levels of liquidity and free float. MSCI-Registered Trademark-also avoids inclusion of companies that have a significant ownership stake in another company since substantial cross-ownership can skew industry weights, distort country-level valuations and overstate a country's true market size. The inclusion of a stock in the MSCI-Registered Trademark- EAFE-Registered Trademark- Index in no way implies that MSCI-Registered Trademark- believes the stock to be an attractive investment, nor is MSCI-Registered Trademark- a sponsor or in any way affiliated with the Fund. The MSCI-Registered Trademark-EAFE-Registered Trademark- Index is the exclusive property of MSCI-Registered Trademark-. Morgan Stanley Capital International is a service mark of MSCI-Registered Trademark- and has been licensed for use by the Trust.

     INDEX FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may buy and sell futures contracts on the Index and options on those futures contracts. An "index futures" contract is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the Index. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the Index.

     OTHER DERIVATIVE TRANSACTIONS. The Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Index Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund's ability to realize any investment return on such transactions may be dependent on the counterparty's ability or willingness to meet its obligations.

     REPURCHASE AGREEMENTS AND SECURITIES LOANS. The Fund may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. Under a securities loan, the Fund lends portfolio securities. The Fund will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     CHANGES IN POLICIES. The Trust's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated.

The Trustees will not materially change the Fund's investment objective without shareholder approval.

MANAGEMENT AND ORGANIZATION

     THE FUND AND THE PORTFOLIO. State Street Institutional Investment Trust is an open-end management investment company. It was organized as a business trust under the laws of The Commonwealth of Massachusetts on February ___, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of the State Street Master Trust. State Street, through its State Street Global Advisors division, has served as investment adviser to the Portfolio since its inception.

     The Trustees of the Fund are responsible for generally overseeing the investments of the Fund's shares. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Trustees may determine, furnish a continuing investment program for the Fund and makes investment decisions on its behalf.

     THE ADVISER. The Fund has entered into an investment advisory agreement with State Street pursuant to which the Adviser would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. State Street does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company.

     The Adviser places all orders for purchases and sales of the Fund's (or the underlying Portfolio's) investments. In selecting broker dealers, the Adviser may consider research and brokerage services furnished to it and its affiliates. Affiliates of the Adviser may receive brokerage commissions from the Fund or Portfolio in accordance with procedures adopted by the Trustees under the 1940 Act, which require periodic review of these transactions.

     As of December 31, 1999, the Adviser managed approximately $672 billion in assets. The Adviser's principal address is Two International Place, Boston, Massachusetts 02110.

     THE ADMINISTRATOR, CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT. State Street is the Administrator for the Fund and the Custodian for the Fund's assets, and serves as the Transfer Agent to the Fund. As compensation for its services as Administrator (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives an administrative fee at an annual rate of 0.10% of average daily net assets of the Fund.

     THE LENDING AGENT. State Street may serve as the lending agent for the Trust. In such capacity, it would cause the delivery of loaned securities from the Fund to borrowers, arrange for the return of loaned securities to the Fund at the termination of loans, request deposit of collateral, monitor daily the value of the loaned securities and collateral, request that borrowers add to the collateral when required by the loan agreements, and provide recordkeeping and accounting services necessary for the operation of the program. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned. (At any time when the Fund invests in the Portfolio, the Fund would not likely engage directly in securities lending activities; State Street may serve as lending agent for the Portfolio on the same terms.)

SHAREHOLDER INFORMATION

     DETERMINATION OF NET ASSET VALUE. The Fund's net asset value is calculated on each day the New York Stock Exchange (the "NYSE") is open as of the close of trading on the NYSE. The net asset value is based on the market value of the securities held in the Fund. The net asset value per share is calculated by dividing the value of the net asset value of the Fund by the number of shares outstanding. If quotations are not readily available, the portfolio securities will be valued by methods approved by the Trustees intended to reflect fair value.

     PURCHASING SHARES. Investors pay no sales load to invest in this Fund. The price for Fund shares is the net asset value per share. Orders will be priced at the net asset value next calculated after the order is accepted by the Fund.

     There is no minimum initial investment in the Fund, although the Trustees may impose a minimum initial investment amount at any time. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve
Bank) or securities acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

     REDEEMING SHARES. An investor may withdraw all or any portion of its investment at the net asset value next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities ("in-kind") at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) At the request of an investor, the Fund will normally redeem in-kind to the investor. The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

DISTRIBUTION/SERVICING (12b-1) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average net assets) of up to 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     Dividends and capital gains of the Fund will be declared and paid annually.

     For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions from gains from investments that the Fund owned for more than one year will be taxable as capital gains (generally at a 20% rate for noncorporate shareholders). Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares.

     The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

     Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

     For more information about STATE STREET MSCI-Registered Trademark-EAFE-Registered Trademark- INDEX Fund:

     The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders after the Fund has been in existence for a calendar year. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling the Fund toll free at (--- )
-----------.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov; copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.






STATE STREET GLOBAL ADVISORS
TWO INTERNATIONAL PLACE
BOSTON, MASSACHUSETTS  02109
1-___-___-________

                   State Street Institutional Investment Trust

                  PO Box 1713, Boston, Massachusetts 02105-1713

                                 (617) 662-3968








                     STATE STREET AGGREGATE BOND INDEX FUND



                         Prospectus Dated March __, 2000








The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

INTRODUCTION

     The State Street Aggregate Bond Index Fund (the "Fund") is a mutual fund that seeks to provide an investment return matching, as closely as possible before expenses, the performance of the Lehman Brothers Aggregate Bond Index (the "LBAB Index"). The Fund is a series of the State Street Institutional Investment Trust, which is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. State Street Bank and Trust Company, acting through its division, State Street Global Advisors (the "Adviser"), is the investment adviser to the Fund and to the portfolio in which it invests.

RISK/RETURN SUMMARY

     INVESTMENT OBJECTIVE. The Fund's investment objective is to match as closely as possible, before expenses, the performance of the LBAB INDEX. The Fund seeks to achieve its investment objective by investing investing substantially all of its investable assets in a corresponding portfolio (the "Portfolio") of State Street Master Trust that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. In reviewing the investment objective and policies of the Fund below, you should assume that the investment objective and policies of the Portfolio are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Portfolio, the descriptions below of the Fund's investment strategies and risks should be read as also applicable to the Portfolio). There is no assurance that the Fund will achieve its investment objective.

     PRINCIPAL INVESTMENT STRATEGIES. The Fund uses a management strategy designed to track the performance of the LBAB Index. The LBAB Index is a well-known fixed-income securities index, which emphasizes government securities, mortgage-backed securities and corporate investment-grade debt securities.

     The Adviser seeks to track the performance of the LBAB Index by investing in debt securities and other investments that are representative of the LBAB Index as a whole. Due to the large number of securities in the LBAB Index and the fact that certain Index securities are unavailable for purchase, complete replication is not possible. Rather, the Fund intends to select securities that the Adviser believes will track the LBAB Index in terms of industry weightings, market capitalization and other characteristics.

     The Fund may make direct investments in U.S. government securities; corporate debt securities; mortgage-backed and other asset-backed securities; commercial paper, notes, and bonds issued by domestic and foreign corporations; instruments of U.S. and foreign banks, including certificates of deposit, time deposits, letters of credit, and banker's acceptances; and swap agreements. Securities in which the Fund invests may be fixed-income securities, zero-coupon securities, or variable rate securities. In addition, the Fund may at times purchase or sell futures contracts and options on the LBAB Index (or other fixed-income securities indices), if and when they become available. The Fund might do so, for example, in order to adjust the interest-rate sensitivity of the Fund to bring it more closely in line with that of the Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed. The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or entering into swap transactions, to assist in matching the performance of the Index.

PRINCIPAL RISKS.

- Values of fixed-income securities could decline generally in response to changes in interest rates or other factors.

- Returns on investments in fixed-income securities could trail the returns on other investment options, including investments in equity securities.

- Issuers of the Fund's investments may not make timely payments of interest and principal or may fail to make such payments at all.

- The Fund's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions.

The Fund's shares will change in value, and YOU COULD LOSE MONEY BY INVESTING IN THE FUND. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the federal deposit insurance corporation or any other government agency.

PERFORMANCE INFORMATION.

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

FEES AND EXPENSES

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder in a Portfolio, the Fund bears its ratable share of the Portfolio's expenses, including advisory and administrative fees, and at the same time continues to pay its own fees and expenses. The table and the Example reflect the expenses of both the Fund and the Portfolio.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

     Management Fees(1)                          0.10%
                                                 -----

     Distribution (12b-1) Fees                   0.25%
                                                 -----

     Other Expenses                              0.10%
                                                 -----

     Total Annual Fund Operating Expenses        0.45%
                                                 -----

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 year                             3 years
          $46                                $145

OTHER INVESTMENT CONSIDERATIONS AND RISKS

     THE LBAB INDEX. The LBAB Index is a well-known bond market index that covers the U.S. investment-grade fixed-income bond market, including government, corporate, mortgage-backed and asset-backed bonds, all with maturities of over one year. Bonds in the LBAB Index are weighted according to their market capitalizations. The composition of the Index is determined by Lehman Brothers and is based on such factors as the market capitalization of each bond, its remaining time to maturity and quality rating as determined by Moody's Investor Securities, an outside ratings agency, and may be changed from time to time. The Fund is not sponsored, endorsed, sold, or promoted by Lehman Brothers, and Lehman Brothers makes no representation regarding the advisability of investing in the Fund.

     DEBT SECURITIES. The values of debt securities generally rise and fall inversely with changes in interest rates. Interest rate risk is usually greater for debt securities with longer maturities. The Fund's investments will normally include debt securities with longer maturities, although the Adviser will seek to ensure that the maturity characteristics of the Fund as a whole will generally be similar to those of the LBAB Index. Mortgage-backed and asset-backed securities are also subject to increased interest rate risk, because prepayment rates on such securities typically increase as interest rates decline and decrease as interest rates rise. Changes in prepayment rates on mortgage-backed and asset backed securities effectively increase and decrease the Fund's average maturity when that is least desirable. The Fund will also be subject to credit risk (the risk that the issuer of a security will fail to make timely payments of interest and principal).

     FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may buy and sell futures contracts on securities contained in the LBAB Index and options on those futures contracts. An "futures contract" on debt securities (such as U.S. Treasury securities) is a contract to buy or sell units of an index at an agreed price on a specified future date. Depending on the change in value of the futures contract between the time when the Fund enters into and terminates an index future or option transaction, the Fund realizes a gain or loss. Options and futures transactions involve risks. For example, it is possible that changes in the prices of futures contracts on the Index will not correlate precisely with changes in the value of the underlying security. In those cases, use of futures contracts and related options might decrease the correlation between the return of the Fund and the return of the LBAB Index. In addition, the Fund incurs transaction costs in entering into, and closing out, positions in futures contracts and related options. These costs typically have the effect of reducing the correlation between the return of the Fund and the return of the LBAB Index.

     OTHER DERIVATIVE TRANSACTIONS. The Fund may enter into derivatives transactions involving options and swaps. These transactions involve many of the same risks as those described above under "Futures Contracts and Related Options." In addition, since many of such transactions are conducted directly with counterparties, and not on an exchange or board of trade, the Fund's ability to realize any investment return on such transactions may be dependent on the counterparty's ability or willingness to meet its obligations.

     REPURCHASE AGREEMENTS AND SECURITIES LOANS. The Fund may enter into repurchase agreements and securities loans. Under a repurchase agreement, the Fund purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. Under a securities loan, the Fund lends portfolio securities. The Fund will enter into repurchase agreements and securities loans only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and in the case of repurchase agreements, only if the debt instrument is a U.S. government security. Although the Adviser will monitor these transactions to ensure that they will be fully collateralized at all times, the Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.

     CHANGES IN POLICIES. The Trust's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval.

MANAGEMENT AND ORGANIZATION

     THE FUND AND THE PORTFOLIO. State Street Institutional Investment Trust is an open-end management investment company. It was organized as a business trust under the laws of The Commonwealth of Massachusetts on February ___, 2000. The Fund is a separate diversified series of the Trust. The Portfolio in which the Fund invests is managed under the general oversight of the Board of Trustees of the Master Trust. State Street, through its State Street Global Advisors division, has served as investment adviser to the Portfolio since its inception.

     The Trustees of the Fund are responsible for generally overseeing the investments of the Fund's shares. If the Adviser were to invest the Fund's assets directly, it would, subject to such policies as the Trustees may determine, furnish a continuing investment program for the Fund and makes investment decisions on its behalf.

     THE ADVISER. The Fund has entered into an investment advisory agreement with State Street pursuant to which the Adviser would manage the Fund's assets directly in the event that the Fund were to cease investing substantially all of its assets in the Portfolio. State Street does not receive any fees from the Fund under that agreement so long as the Fund continues to invest substantially all of its assets in the Portfolio or in another investment company.

     The Adviser places all orders for purchases and sales of the Fund's (or the underlying Portfolio's) investments. In selecting broker dealers, the Adviser may consider research and brokerage services furnished to it and its affiliates. Affiliates of the Adviser may receive brokerage commissions from the Fund or Portfolio in accordance with procedures adopted by the Trustees under the 1940 Act, which require periodic review of these transactions.

     As of December 31, 1999, the Adviser managed approximately $672 billion in assets. The Adviser's principal address is Two International Place, Boston, Massachusetts 02110.

     THE ADMINISTRATOR, CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT. State Street is the Administrator for the Fund and the Custodian for the Fund's assets, and serves as the Transfer Agent to the Fund. As compensation for its services as Administrator (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives an administrative fee at an annual rate of 0.10% of average daily net assets of the Fund.

     THE LENDING AGENT. State Street may serve as the lending agent for the Trust. In such capacity, it would cause the delivery of loaned securities from the Fund to borrowers, arrange for the return of loaned securities to the Fund at the termination of loans, request deposit of collateral, monitor daily the value of the loaned securities and collateral, request that borrowers add to the collateral when required by the loan agreements, and provide recordkeeping and accounting services necessary for the operation of the program. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned. (At any time when the Fund invests in the Portfolio, the Fund would not likely engage directly in securities lending activities; State Street may serve as lending agent for the Portfolio on the same terms.)

SHAREHOLDER INFORMATION

     DETERMINATION OF NET ASSET VALUE. The Fund's net asset value is calculated on each day the New York Stock Exchange (the "NYSE") is open as of the close of trading on the NYSE. The net asset value is based on the market value of the securities held in the Fund. The net asset value per share is calculated by dividing the value of the net asset value of the Fund by the number of shares outstanding. If quotations are not readily available, the portfolio securities will be valued by methods approved by the Trustees intended to reflect fair value.

     PURCHASING SHARES. Investors pay no sales load to invest in this Fund. The price for Fund shares is the net asset value per share. Orders will be priced at the net asset value next calculated after the order is accepted by the Fund.

     There is no minimum initial investment in the Fund, although the Trustees may impose a minimum initial investment amount at any time. There is no minimum subsequent investment. The Fund intends to be as fully invested as is practicable; therefore, investments must be made either in Federal Funds (i.e., monies credited to the account of the Fund's custodian bank by a Federal Reserve
Bank) or securities acceptable to the Adviser. (Please consult your tax adviser regarding in-kind transactions.) The Fund reserves the right to cease accepting investments at any time or to reject any investment order.

     REDEEMING SHARES. An investor may withdraw all or any portion of its investment at the net asset value next determined after it submits a withdrawal request, in proper form, to the Fund. The Fund will pay the proceeds of the withdrawal either in Federal Funds or in securities ("in-kind") at the discretion of the Adviser, normally on the next Fund business day after the withdrawal, but in any event no more than seven days after the withdrawal. (Please consult your tax adviser regarding in-kind transactions.) At the request of an investor, the Fund will normally redeem in-kind to the investor. The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

DISTRIBUTION/SERVICING (12b-1) PLAN

     The Fund has adopted a distribution plan under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund's shares and for services provided to Fund shareholders. The plan calls for payments at an annual rate (based on average net assets) of up to 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

DIVIDENDS, DISTRIBUTIONS AND TAX CONSIDERATIONS

     Dividends and capital gains of the Fund will be declared and paid annually.

     For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Distributions from gains from investments that the Fund owned for more than one year will be taxable as capital gains (generally at a 20% rate for noncorporate shareholders). Distributions of gains from investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares.

     Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

     For more information about STATE STREET AGGREGATE BOND INDEX FUND:

     The Fund's statement of additional information (SAI) includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders after the Fund has been in existence for a calendar year. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports are available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling the Fund toll free at (--- )
-----------.

     Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov; copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.






STATE STREET GLOBAL ADVISORS
TWO INTERNATIONAL PLACE
BOSTON, MASSACHUSETTS  02109
1-___-___-________

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                       STATE STREET EQUITY 400 INDEX FUND

                       STATE STREET EQUITY 500 INDEX FUND

                       STATE STREET EQUITY 2000 INDEX FUND

  STATE STREET MSCI-Registered Trademark- EAFE-Registered Trademark- INDEX FUND

                     STATE STREET AGGREGATE BOND INDEX FUND

This following Statement of Additional Information includes additional information about the Funds. The statement of Additional Information is not a prospectus. To obtain a copy of a Fund's prospectus, please contact the Trust at:

                   State Street Institutional Investment Trust
                                   PO Box 1713
                        Boston, Massachusetts 02105-1713

                                 (---) --------




This Statement of Additional Information dated March __, 2000 relates to the Funds' prospectuses dated March __, 2000

TABLE OF CONTENTS

Trust History
Description of the Fund and its Investments and Risks
Management of the Fund
Control Persons and Principal Holders of Securities
Investment Advisory and Other Services
Brokerage Allocation and Other Practices
Capital Stock and Other Securities
Purchase, Redemption and Pricing of Shares
Taxation of the Fund
Underwriters
Calculation of Performance Data
Financial Statements

TRUST HISTORY

         The Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts on February __, 2000.

         The Trust is an open-end management investment company. Each of the Equity 500 Index Fund, Equity 400 Index Fund, Equity 2000 Index Fund, MSCI-Registered Trademark- EAFE-Registered Trademark- Index Fund and Aggregate Bond Index Fund is a separate diversified series of the Trust.

DESCRIPTION OF FUND AND ITS INVESTMENTS AND RISKS

         Each Fund prospectus contains information about the investment objective and policies of that Fund. This statement of additional information should only be read in conjunction with the prospectus of the Fund or Funds in which you intend to invest. In addition to the principal investment strategies and the principal risks of the Fund described in the Fund's prospectus, the Fund may employ other investment practices and may be subject to additional risks, which are described below.

ADDITIONAL INFORMATION CONCERNING THE S&P 500 INDEX

         The State Street Equity 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the price and number of shares of the Fund or the timing of the issuance or sale of shares of the Fund, or calculation of the equation by which shares of the Fund are redeemable for cash.

         S&P has no obligation or liability in connection with the administration, marketing or trading of shares of the Fund.

         S&P does not guarantee the accuracy or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INFORMATION CONCERNING THE S&P 400 INDEX

         The State Street Equity 400 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 400 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 400 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 400 Index. S&P is not responsible for and has not participated in the determination of the price and number of shares of the Fund or the timing of the issuance or sale of shares of the Fund, or calculation of the equation by which shares of the Fund are redeemable for cash.

         S&P has no obligation or liability in connection with the administration, marketing or trading of shares of the Fund.

         S&P does not guarantee the accuracy or the completeness of the S&P 400 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund or any other person or entity from the use of the S&P 400 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 400 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INFORMATION CONCERNING THE RUSSELL 2000 INDEX

         The State Street Equity 2000 Index Fund is not sponsored, endorsed, promoted by, or in any way affiliated with Frank Russell Company ("Russell"). Russell is not responsible for and has not reviewed the State Street Equity 2000 Index Fund or any associated literature or publications, and Russell makes no representation or warranty, express or implied, as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 Index. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell 2000 Index. Russell's publication of the Index in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based.

Russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 Index or any data included in the Index. Russell makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 Index or any data included therein, or any security (or combination thereof) comprising the Index. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Russell 2000 Index or any data or any security (or combination thereof) included therein.

ADDITIONAL INFORMATION CONCERNING THE MSCI-Registered Trademark- EAFE-Registered Trademark- INDEX

         The State Street MSCI-Registered Trademark- EAFE-Registered Trademark-Index Fund is not sponsored, endorsed, sold or promoted by MSCI-Registered Trademark- or any affiliate of MSCI-Registered Trademark-. Neither MSCI-Registered Trademark- nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the MSCI-Registered Trademark-EAFE-Registered Trademark-- Index to track general stock market performance. MSCI-Registered Trademark- is the licensor of certain trademarks, service marks and trade names of MSCI-Registered Trademark- and of the MSCI-Registered Trademark- EAFE-Registered Trademark- Index which is determined, composed and calculated by MSCI-Registered Trademark- without regard to the issuer of the Fund or the Fund. MSCI-Registered Trademark- has no obligation to take the needs of the issuer of this fund or the owners of shares of the Fund into consideration in determining, composing or calculating the MSCI-Registered Trademark- EAFE-Registered Trademark- Index. MSCI-Registered Trademark- is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which shares of the Fund are redeemable for cash. Neither MSCI-Registered Trademark- nor any other party has any obligation or liability to owners of shares of the Fund in connection with the administration, marketing or trading of shares of the Fund.

         Although MSCI-Registered Trademark- shall obtain information for inclusion in or for use in the calculation of the indexes from sources which MSCI-Registered Trademark- considers reliable, neither MSCI-Registered Trademark- nor any other party guarantees the accuracy and/or the completeness of the indexes or any data included therein. Neither MSCI-Registered Trademark-nor any other party makes any warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of the funds, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSCI-Registered Trademark- nor any other party makes any express or implied warranties, and MSCI-Registered Trademark- hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI-Registered Trademark- or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

ADDITIONAL INFORMATION CONCERNING THE LBAB INDEX

         The State Street Aggregate Bond Index Fund is not sponsored, endorsed, sold or promoted by Lehman Brothers. Lehman Brothers makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the LBAB Index to track general performance. Lehman Brother's only relationship to the Fund is the licensing of certain trademarks and trade names of Lehman Brothers and of the LBAB Index which is determined, composed and calculated by Lehman Brothers without regard to the Fund. Lehman Brothers has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the LBAB Index. Lehman Brothers is not responsible for and has not participated in the determination of the price and number of shares of the Fund or the timing of the issuance or sale of shares of the Fund. Lehman Brothers has no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. Lehman Brothers does not guarantee the accuracy or the completeness of the LBAB Index or any data included therein and Lehman Brothers shall have no liability for any errors, omissions or interruptions therein. Lehman Brothers makes no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund or any other person or entity from the use of the LBAB Index or any data included therein. Lehman Brothers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the LBAB Index or any data included therein. Without limiting any of the foregoing, in no event shall Lehman Brothers have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INVESTMENTS AND RISKS

CASH RESERVES

         Each Fund may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of:

         (i) short-term obligations of the U.S. government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated at the time of purchase Aa or higher by Moody's Investors Service, Inc. ("Moody's") or AA or higher by Standard & Poor's Rating Group ("S&P") or, if unrated, of comparable quality in the opinion of the Adviser;
(iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time a Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Adviser. To the extent that a Fund holds the foregoing instruments its ability to track its corresponding Index may be adversely effected.

FUTURES CONTRACTS AND OPTIONS ON FUTURES

         Each Fund may enter into futures contracts on securities in which it may invest or on indices comprised of such securities and may purchase and write call and put options on such contracts.

         A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a Fund is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that a Fund will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. Options on futures contracts give the purchaser the right to assume a position in a futures contract at a specified price at any time before expiration of the option. A Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

ILLIQUID SECURITIES

         Each Fund may invest in illiquid securities. A Fund will invest no more than 15% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days' duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

LENDING OF FUND SECURITIES

         Each Fund has the authority to lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 33 1/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

OPTIONS ON SECURITIES AND SECURITIES INDICES

         Each Fund may purchase or sell options on securities in which it may invest and on indices that are comprised of securities in which it may invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded. Typically, a call option will be profitable to the holder of the option if the value of the security or the index increases during the term of the option; a put option will be valuable if the value of the security or the index decreases during the term of the option. The Funds may also invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time.

PURCHASE OF OTHER INVESTMENT COMPANY FUNDS

         Each Fund may, to the extent permitted under the 1940 Act and exemptive rules and orders thereunder, invest in shares of other investment companies which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Fund's. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting share holder redemptions.

REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral. Under a repurchase agreement, the Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund's original purchase price plus interest within a specified time(normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

U.S. GOVERNMENT SECURITIES

         Each Fund may purchase US government securities. US government securities include US Treasury bills, notes, and bonds and other obligations issued or guaranteed as to interest and principal by the US government and its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

WHEN-ISSUED SECURITIES

         Each Fund may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Fund until settlement takes place. The Fund segregates liquid securities in an amount at least equal to these commitments. When entering into a when-issued transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

ADDITIONAL INVESTMENTS AND RISKS FOR THE MSCI-Registered Trademark-EAFE-Registered Trademark- INDEX FUND AND THE AGGREGATE BOND INDEX FUND

REVERSE REPURCHASE AGREEMENTS

         The MSCI-Registered Trademark- EAFE-Registered Trademark- Index Fund and the Aggregate Bond Index Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. A Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institutions. Reverse repurchase agreements involve the risk of default by the counterparty, which may adversely affect a Fund's ability to reacquire the underlying securities.

TOTAL RETURN SWAPS

         The MSCI-Registered Trademark- EAFE-Registered Trademark- Index Fund and the Aggregate Bond Index Fund may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. A Fund's return on a swap will depend on the ability of its counterparty to perform its obligations under the swap. The Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines.

ADDITIONAL INVESTMENTS AND RISKS FOR THE MSCI-Registered Trademark-EAFE-Registered Trademark- INDEX FUND

AMERICAN DEPOSITARY RECEIPTS (ADRS) AND EUROPEAN DEPOSITARY RECEIPTS (EDRS)

         The MSCI-Registered Trademark- EAFE-Registered Trademark- Index Fund may purchase American Depository Receipts and European Depository Receipts of foreign corporations represented in the Fund's Index.

         Generally, ADRs, in registered form, are designed for use in the US securities markets and EDRs are issued for trading primarily in European securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers are subject. For purposes of the Fund's investment policies, the Fund's investments in ADRs, EDRs, and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers to which they relate.

FOREIGN CURRENCY EXCHANGE CONTRACTS

         The MSCI-Registered Trademark- EAFE-Registered Trademark- Index Fund may invest in foreign currency exchange contracts. The Fund has the authority to deal in forward foreign currency exchange contracts (including those involving the US dollar). This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. The Fund's dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security or with respect to its portfolio positions generally.

ADDITIONAL INVESTMENTS AND RISKS FOR THE AGGREGATE BOND INDEX FUND

ASSET-BACKED SECURITIES

         The Aggregate Bond Index Fund may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

EURODOLLAR CERTIFICATES OF DEPOSIT (ECDS), EURODOLLAR TIME DEPOSITS (ETDS) AND YANKEE CERTIFICATES OF DEPOSIT (YCDS)

         The Aggregate Bond Index Fund may invest in ECDs, ETDs and YCDs. ECDs are US dollar denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are US dollar denominated deposits in foreign branches of US banks and foreign banks. YCDs are US dollar denominated certificates of deposit issued by US branches of foreign banks.

         Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements.

FORWARD COMMITMENTS

         The Aggregate Bond Index Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by a Fund of a dollar amount sufficient to make payment for the Fund securities to be purchased will be segregated on a Fund's records at the trade date and maintained until the transaction is settled. The failure of the other Party to complete the transaction may cause the Fund to miss an advantageous price or yield. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to settlement date, or if the other party fails to complete the transaction.

INTEREST RATE SWAPS

         The Aggregate Bond Index Fund may enter into interest rate swap transactions with respect to any security it is entitled to hold. Interest rate swaps involve the exchange by the Fund with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

INVESTMENT-GRADE BONDS

         The Aggregate Bond Index Fund may invest in corporate notes and bonds which are rated investment-grade by a Nationally Recognized Statistical Rating Organization ("NRSRO") or, if unrated, are determined by the Adviser to be of comparable quality. Investment-grade securities include securities rated Baa by Moody's or BBB- by S&P (and securities of comparable quality), which securities have speculative characteristics.

MORTGAGE-RELATED SECURITIES

         The Aggregate Bond Index Fund may invest in mortgage-related securities, including Government National Mortgage Association ("GNMA") Certificates("Ginnie Maes"), Federal Home Loan Mortgage Corporation ("FHLMC") Mortgage Participation Certificates ("Freddie Macs") and Federal National Mortgage Association ("FNMA") Guaranteed Mortgage Certificates ("Fannie Maes") and commercial mortgage backed securities which are in the Index. Mortgage certificates are mortgage-backed securities representing undivided fractional interests in pools of mortgage-backed loans. These loans are made by mortgage bankers, commercial banks, savings and loan associations and other lenders. Ginnie Maes are guaranteed by the full faith and credit of the US Government, but Freddie Macs and Fannie Maes are not.

MORTGAGE-BACKED SECURITY ROLLS

         The Aggregate Bond Index Fund may enter into "forward roll" transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, the Fund will sell a mortgage security to a dealer or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. There are two primary risks associated with the roll market for mortgage-backed securities. First, the value and safety of the roll depends entirely upon the counterparty's ability to redeliver the security at the termination of the roll. Therefore, the counterparty to a roll must meet the same credit criteria as the Fund's repurchase agreement counterparties. Second, the security which is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., it must have the same coupon, be issued by the same agency and be of the same type, have the same original stated term to maturity, be priced to result in similar market yields and must be "good delivery." Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment characteristics.


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

SECTION 4(2) COMMERCIAL PAPER

         The Aggregate Bond Index Fund may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Section 4(2) paper will not be subject to the Fund's percentage limitations on illiquid securities where the Adviser (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

VARIABLE AND FLOATING RATE SECURITIES

         The Aggregate Bond Index Fund may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day US Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.

ZERO COUPON SECURITIES

         The Aggregate Bond Index Fund may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of comparable securities that pay interest periodically during the life of the instrument. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), the Aggregate Bond Index Fund must distribute at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because the Fund will not receive cash payments on a current basis from the issuer in respect of accrued original discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

INVESTMENT RESTRICTIONS

         The portfolios in which State Street Equity 500 Index Fund, State Street Equity 400 Index Fund, State Street Equity 2000 Index Fund, State Street MSCI-Registered Trademark- EAFE-Registered Trademark- Index Fund and State Street Aggregate Bond Index Fund invest have substantially the same investment restrictions as their corresponding Portfolio. In reviewing the description of a Fund's investment restrictions below, you should assume that the investment restrictions of the corresponding Portfolio are the same in all material respects as those of the Fund.

         The Trust has adopted the following restrictions applicable to all of the Funds, which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of a Fund, which is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy. A Fund may not:

         (1) Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings).

         (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

         (3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

         (4) Purchase or sell commodities or commodity contracts, except that it may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving the direct purchase or sale of physical commodities.

         (5) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

         (6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities, or to securities issued by other investment companies.

         (7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer, provided that such limitation does not apply to securities issued by other investment companies.

         (8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.

         (9) Issue any class of securities which is senior to the Fund's shares, to the extent prohibited by the Investment Company Act of 1940, as amended.

         In addition, it is contrary to each Fund's present policy, which may be changed without shareholder approval, to invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above. All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to a Fund, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

MANAGEMENT OF THE FUND

         The Trustees are responsible for generally overseeing the Trust's business. The following table provides biographical information with respect to each Trustee and officer of the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.

--------------------------------------------------------------------------------
Rina K. Spence                     Trustee, 2/00 - present; Founder, President
Age 50                             and CEO Spence Center for Women's Health,
7 Acacia Street                    1994 - 1998;  President and CEO Emerson
Cambridge, MA 02138                Hospital and Emerson  Health Systems, Inc.,
                                   1984 - 1994.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Little                       President and Treasurer, 2/00 - present; CFO,
Age 64                             John Hancock Funds, 1986-1999.
695 Adams Street
Dorchester, MA 02122-1905
--------------------------------------------------------------------------------

         The By-Laws of the Trust provide that the Trust shall indemnify each person who is or was a Trustee of the Trust against all expenses, judgements, fines settlements and other amounts actually and reasonable incurred in connection with any proceeding if the person in good faith and reasonably believes that his or her conduct was in the Trust's best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers. Each Trustee receives a $- retainer in addition to $- for each in-person meeting and $- for each telephonic meeting for his or her services. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual funds.

         The following table sets forth the total (estimated) remuneration of Trustees and officers of the Trust for the fiscal year ended December 31, 2000, based on an estimated four in-person meetings:

-----------------------------------------------------------------------------------------
Name/Position       Aggregate         Pension or           Estimated       Total
                    Compensation      Retirement           Annual          Compensation
                    from Trust        Benefits             Benefits Upon   from Trust &
                                      Accrued as Part      Retirement      Trust Complex
                                      of Trust Part of                     Paid To
                                      Trust Expenses                       Trustees
-----------------------------------------------------------------------------------------
Rina K. Spence,     $0                $0                   $0              $0
Trustee
-----------------------------------------------------------------------------------------

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Not applicable.

INVESTMENT ADVISORY AND OTHER SERVICES

         Under the terms of the Investment Advisory Agreement with the Adviser (the "Advisory Agreement"), the Adviser is required to manage each Fund subject to the supervision and direction of the Board of Trustees of the Trust.

         State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company.

         State Street may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Funds, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Adviser has informed the Funds that, in making its investment decisions, it would not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for a Fund, the Adviser would not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of State Street, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates would not inquire or take into consideration whether securities of such customers were held by any Fund managed by the Adviser or any such affiliate.

INVESTMENT ADVISORY AGREEMENTS

         Each Fund currently invests all of its assets in a related Portfolio that has the same investment objectives and substantially the same investment policies as the relevant Fund. As long as a Fund remains completely invested in a Portfolio (or any other investment company), State Street is not entitled to receive any investment advisory fee with respect to the Fund. A Fund may withdraw its investment from the related Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. The Trust has retained the Adviser as investment adviser to manage a Fund's assets in the event that the Fund withdraws its investment from its related Portfolio.

         State Street Global Advisors is the investment adviser to each of the related Portfolios pursuant to an investment advisory agreement (the "Portfolio Advisory Agreement") between State Street Bank and Trust Company ("State Street") and State Street Master Trust, on behalf of the Portfolios. State Street receives an investment advisory fee with respect to each related Portfolio. The Portfolio Advisory Agreement is the same in all material respects as the Investment Advisory Agreement between the Trust on behalf of the Funds and State Street. Each of the Funds that invests in a related Portfolio bears a proportionate part of the management fees paid by the Portfolio (based on the percentage of the Portfolio's assets attributable to the Fund).

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

         Under the Administrative Services Agreement (the "Administration Agreement"), State Street is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Trust and the Fund. State Street will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in State Street's own offices); provide statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the

1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate NAVs, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. Pursuant to the Administration Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under federal securities laws, unless such loss or liability results from the Administrator's gross negligence or willful misconduct in the performance of its duties. State Street serves as Custodian for the Funds pursuant to the Custody Agreement. As Custodian, it holds the Funds' assets. State Street also serves as Transfer Agent of the Funds pursuant to the Transfer Agency and Service Agreement.

FEES

         See "Fees and Expenses" in each Fund's prospectus for a description of the fees paid by each Fund.

RULE 12b-1 PLAN

         The Trust has adopted a distribution plan pursuant to Rule 12b-1
(the "Rule 12b-1 Plan") under which the Funds may compensate its distributor (others) for services in connection with the distribution of the Funds' shares and for services provided to Fund shareholders. The Rule 12b-1 Plan calls for payments at an annual rate (based on average net assets) as follows:

               State Street Equity 500 Index Fund - Class A:        0.15%
               State Street Equity 500 Index Fund - Class B:        0.25%
               State Street Equity 400 Index Fund:                  0.25%
               State Street Equity 2000 Index Fund:                 0.25%
               State Street MSCI-Registered Trademark-
                 EAFE-Registered Trademark- Index Fund:             0.25%
               State Street Aggregate Bond Index Fund:              0.25%.

COUNSEL AND INDEPENDENT ACCOUNTANTS

         Ropes & Gray, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust. Ernst & Young LLP are the independent accountants for the Funds, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission. The principal business address of Ernst & Young LLP is 200 Clarendon St., Boston, Massachusetts 02116.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services.

         In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable. In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provides the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Adviser. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical information pertaining to corporate actions affecting stocks, including but not limited to, stocks within the index whose performance the Fund in question seeks to replicate. The fee paid by the Funds is not reduced because the Adviser and its affiliates receive these services even though the Adviser might otherwise have been required to purchase some of these services for cash.

         The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

CAPITAL STOCK AND OTHER SECURITIES

         Under the Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares of each Fund. Upon liquidation or dissolution of a Fund, investors are entitled to share pro rata in the Fund's net assets available for distribution to its investors. Investments in a Fund have no preference, preemptive, conversion or similar rights and are fully paid and nonassessable, except as set forth below. Investments in a Fund may not be transferred.

         Each investor is entitled to a vote in proportion to the number of Fund shares it owns. Shares do not have cumulative voting rights, and investors holding more than 50% of the aggregate outstanding shares in the Trust may elect all of the Trustees if they choose to do so. The Trust is not required and has no current intention to hold annual meetings of investors but the Trust will hold special meetings of investors when in the judgment of the Trustees it is necessary or desirable to submit matters for an investor vote.

         Under Massachusetts law, shareholders in a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification out of the Trust's property for any claim or liability to which the shareholder may become subject by reason of being or having been an shareholder and for reimbursement of the shareholder for all legal and other expenses reasonably incurred by the shareholder in connection with any such claim or liability. Thus the risk of an shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

PURCHASE, REDEMPTION AND PRICING OF SHARES

         Shares of the Fund are offered continuously at a price equal to the net asset value attributable to each share.

         Each Fund determines the net asset value per share in the Fund on each day on which the NYSE is open for trading ("Fund Business Day"). This determination is made each Fund Business Day at the earlier of: (i) the close of trading on the NYSE, and (ii) 4:00 p.m. Eastern time (the "Valuation Time") by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made. (As of the date of this Part B, the NYSE is open for trading every weekday except for:
(a) the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively). Purchases and withdrawals will be effected at the net asset value next determined following the receipt of any purchase or withdrawal order in good order.

         Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market value. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange, including securities traded on the NASDAQ NMS System, are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. U.S. equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last reported bid price prior to the Valuation Time. Futures contracts are valued on the basis of the last reported sale price prior to the Valuation Time. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market. Other assets are valued at fair value using methods determined in good faith by the Board of Trustees.

TAXATION OF THE FUND

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order so to qualify and to qualify for the favorable tax treatment accorded regulated investment companies, each Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for each year; and (iii) diversify its holdings so that at the end of each fiscal quarter (a) at least 50% of the value of its total assets are invested in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of its assets are invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. To the extent it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

TAXATION OF DISTRIBUTIONS RECEIVED BY SHAREHOLDERS

         Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gain (generally taxed at a 20% rate for noncorporate shareholders), without regard to how long a shareholder has held shares of the Fund.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

         A Fund may enter into futures contracts, options on futures contracts and options on securities indices. Such contracts held by the Fund at the close of its taxable year will generally be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market". Forty percent of any gain or loss resulting from this constructive sale will be treated as short-term capital gain or loss and 60 percent of such gain or loss will be treated as long-term capital gain or loss without regard to the period the Fund actually held the instruments. The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of the instruments is adjusted to reflect any capital gain or loss taken into account in a prior year as a result of the constructive sale of the instruments. The hedging transactions undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains or losses realized by a Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.

         A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions will be determined under the rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions. Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be reported to investors and which will be taxable to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a Fund that did not engage in such hedging transactions.

FOREIGN INCOME

         Income received by the MSCI-Registered Trademark- EAFE-Registered Trademark- Index Fund from sources within foreign countries may be subject to withholding and other foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the MSCI-Registered Trademark- EAFE-Registered Trademark- Index Fund's assets to be invested in various countries will vary. If the MSCI-Registered Trademark-EAFE-Registered Trademark- Index Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by its shareholders. Pursuant to such election, the MSCI-Registered Trademark- EAFE-Registered Trademark- Index Fund's share of the amount of foreign taxes paid by it will be included in the income of its shareholders, and such shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each MSCI-Registered Trademark- EAFE-Registered Trademark- Index Fund investor will be notified after the close of the Fund's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the regulated investment company investor's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

         The amount of foreign taxes for which an investor may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by a Fund on the sale of foreign securities will be treated as U.S.-source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation. In addition a shareholder must hold shares of the MSCI-Registered Trademark- EAFE-Registered Trademark- Index Fund (without protection from risk of loss) on the ex-dividend date and for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date in order to be eligible to claim a foreign tax credit passed through by the Fund.

THE AGGREGATE BOND INDEX FUND'S INVESTMENTS IN ORIGINAL ISSUE DISCOUNT
SECURITIES

         A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

REDEMPTIONS AND EXCHANGES

         Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise, the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

         The foregoing discussion summarizes some of the consequences under the current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund including in-kind transactions under all applicable tax laws.

         Non-U.S. investors in the Fund should consult their tax advisers concerning the tax consequences of ownership of shares in the Fund, including the possibility that distributions may be subject to a 30 percent United States withholding tax (or a reduced rate of withholding provided by treaty).

UNDERWRITERS

         ALPS Mutual Funds Services, Inc., serves as Distributor (the "Distributor") pursuant to the Distribution Agreement dated February __, 2000. The Distributor is located at 370 17th Street, Suite 3100, Denver, Colorado 80202. Pursuant to the Distribution Agreement, the Funds pay the Distributor fees under the Rule 12b-1 Plan in effect for each of the Funds of the Trust. For a description of the fees paid to the Distributor under the Rule 12b-1 Plan, see "Rule 12b-1 Plan", above. The Distributor is not obligated to sell any specific number of shares and will sell shares of a Fund on a continuous basis only against orders to purchase shares.

CALCULATION OF PERFORMANCE DATA

         Not applicable.

FINANCIAL STATEMENTS

         Not applicable.

PART C


ITEM 23.  EXHIBITS

(a) Declaration of Trust is filed herewith.

(b) By-laws of the Trust are filed herewith.

(c) Not applicable.

(d) Form of Investment Advisory Contract is filed herewith.

(e) Form of Distribution Agreement is filed herewith.

(f) Not applicable.

(g) Form of Custodian Agreement is filed herewith.

(h)(1) Form of Transfer Agent and Services Agreement is filed herewith.

(h)(2) Form of Administration Agreement is filed herewith.

(h)(3) Form of License Agreement to use S&P 500 Composite Stock Price Index to be filed by amendment.

(h)(4) Form of License Agreement to use S&P MidCap 400 Index to be filed by amendment.

(h)(5) Form of License Agreement to use Russell 2000 Index to be filed by amendment.

(h)(6) Form of License Agreement to use MSCI-Registered Trademark-EAFE-Registered Trademark- Index to be filed by amendment.

(i) Legal Opinion of Ropes & Gray to be filed by amendment.

(j)(1) Power of Attorney dated February 4, 2000 is filed herewith.

(j)(2) Power of Attorney dated February 16, 2000 is filed herewith.

(k) Not applicable.

(l) Not applicable.

(m) Form of Rule 12b-1 Plan is filed herewith.

(n) Form of Rule 18f-3 Plan is filed herewith.

(p)(1) Form of Code of Ethics is filed herewith.

(p)(2) Code of Ethics of State Street Master Trust is filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 25.  INDEMNIFICATION

         The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of his or her being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person, may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding on the condition that the amounts so paid shall be repaid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article.

         As to any matter disposed of by a compromise payment by any such Covered Person referred to above, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such compromise shall be approved as in the best interests of the Trust, after notice that it involved such indemnification, (a) by a disinterested majority of the Trustees then in office; or (b) by a majority of the disinterested Trustees then in office; or (c) by any disinterested person or persons to whom the question may be referred by the Trustees, provided that in the case of approval pursuant to clause (b) or (c) there has been obtained an opinion in writing of independent legal counsel to the effect that such

Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such person against any liability to the Trust or its Shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; or (d) by vote of Shareholders holding a majority of the Shares entitled to vote thereon, exclusive of any Shares beneficially owned by any interested Covered Person. Approval by the Trustees pursuant to clause (a) or (b) or by any disinterested person or persons pursuant to clause (c) of this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article 4, the term "Covered Person" shall include such person's heirs, executors and administrators; an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending; and a "disinterested Trustee" or "disinterested person" is a Trustee or a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         See "Management" in Part B. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27.  PRINCIPAL UNDERWRITERS

               (a) In addition to the Registrant, ALPS Mutual Funds Services, Inc., currently acts as distributor to Diamonds Trust, Financial Investors Trust, First Funds Trust, Holland Balanced Fund, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds Trust and Westcore Funds Trust. ALPS Mutual Funds Services, Inc., is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc.

               (b) For each director or officer of ALPS Mutual Funds Services, Inc.


                    Name and Principal Business
                    Address                            Positions & Offices                Positions & Offices
                    with Underwriter                   with Distributor                   with Registrant

                    W. Robert Alexander                Chairman and                       None
                    370 Seventeenth Street             Chief Executive Officer
                    Suite 3100
                    Denver, Colorado 80202

                    Arthur J. Lucey                    President                          None
                    370 Seventeenth Street
                    Suite 3100
                    Denver, Colorado 80202

                    Edmund J. Burke                    Executive Vice President           None
                    370 Seventeenth Street
                    Suite 3100
                    Denver, Colorado 80202

                    Thomas A. Carter                   Chief Financial Officer            None
                    370 Seventeenth Street
                    Suite 3100
                    Denver, Colorado 80202

                    Russell Burk                       General Counsel                    None
                    370 Seventeenth Street
                    Suite 3100
                    Denver, Colorado 80202

                    Jeremy O. May                      Vice President                     None
                    370 Seventeenth Street
                    Suite 3100
                    Denver, Colorado 80202

                    Robert J. Szydlowski               Vice President                     None
                    370 Seventeenth Street
                    Suite 3100
                    Denver, Colorado 80202

                    Rick A. Pederson                   Director                           None
                    370 Seventeenth Street
                    Suite 3100
                    Denver, Colorado 80202

                    Chris Woessner                     Director                           None
                    370 Seventeenth Street
                    Suite 3100


                                       83




                    Denver, Colorado 80202

               (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

         State Street Institutional Investment Trust ("Registrant") PO Box 1713 Boston, MA 02105-1713

         State Street Bank And Trust Company ("Adviser")
         Two International Place
         Boston, MA 02110

         State Street Bank And Trust Company ("Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent")
         PO Box 1713
         Boston, MA 02105-1713

ITEM 29.  MANAGEMENT SERVICES

         Not applicable.

ITEM 30.  UNDERTAKINGS

         Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Street Institutional Investment Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 17th day of February, 2000.

                           STATE STREET INSTITUTIONAL INVESTMENT TRUST

                                  By:     *
                                     ---------------------------------
                                     James B. Little
                                     President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement for State Street Institutional Investment Trust has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                         TITLE

     *
______________________
James Little            President (Principal Executive
                        Officer) and Treasurer (Principal
                        Accounting Officer)
     *
______________________  Trustee
Rina K. Spence

*Attorney in-fact: /s/ Julie A. Tedesco
                  -------------------------

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